Document and Entity Information	Sep. 30, 2023
Risk/Return:
Registrant Name	CALVERT RESPONSIBLE INDEX SERIES INC
Registrant CIK	0001105446
SEC Form	497
Period end date	Sep. 30, 2023
Investment Company Type	N-1A
Document Description	Supplement to Statutory Prospectus and Statement of Additional Information (“SAI”)
Amendment Flag	false